General administrative expenses and other operating income (expenses)	12 Months Ended
Dec. 31, 2023
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
General and Administrative Expenses and Other Net Operating Income (Expenses)
36. GENERAL AND ADMINISTRATIVE EXPENSES AND OTHER NET OPERATING INCOME (EXPENSES)

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2021	2022	2023
Employee benefits	Short-term employee benefits	Salaries	1,775,018	1,980,363	1,831,137
		Employee fringe benefits	545,534	590,255	600,001
	Share based payment		17,774	9,632	12,946
	Retirement benefit service costs		181,797	169,303	119,670
	Termination		180,872	162,019	164,922

	Sub-total		2,700,995	2,911,572	2,728,676

Depreciation and amortization			524,154	521,827	503,035
Other general and administrative expenses	Rent		83,879	80,130	124,355
	Taxes and public dues		135,015	157,905	190,334
	Service charges		231,852	233,495	245,656
	Computer and IT related		117,875	127,186	144,017
	Telephone and communication		79,145	84,204	88,018
	Operating promotion		44,248	53,733	53,896
	Advertising		101,384	160,464	161,896
	Printing		6,449	6,799	6,072
	Traveling		7,449	10,716	13,364
	Supplies		7,642	8,309	9,156
	Insurance premium		10,692	20,670	14,380
	Maintenance		20,808	23,266	24,932
	Water, light, and heating		14,520	16,165	19,161
	Vehicle maintenance		11,590	14,831	14,725
	Others (*)		49,714	98,618	101,760

	Sub-total		922,262	1,096,491	1,211,722

Total			4,147,411	4,529,890	4,443,433

(*)	In-house welfare fund contributions amounted to 40,200 million Won and 40,047 million Won as of December 31, 2022 and 2023, respectively.

(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Gain on transactions of foreign exchange	562,935	1,403,083	1,428,737
Gain related to derivatives (Designated for hedging)	61,271	71,179	114,875
Gain on fair value hedged items	106,253	257,910	8,986
Others	172,044	249,509	288,862

Total	902,503	1,981,681	1,841,460

(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Losses on transactions of foreign exchange	450,698	1,181,663	1,295,557
KDIC deposit insurance premium	406,276	423,834	464,213
Contribution to miscellaneous funds	367,961	402,057	453,805
Losses related to derivatives (Designated for hedging)	93,084	250,268	35,583
Losses on fair value hedged items	1,947	—	72,601
Others (*)	469,938	736,112	1,040,424

Total	1,789,904	2,993,934	3,362,183

(*)
Other expense includes 13,963 million Won, 14,664 million Won and 22,349 million Won for intangible asset amortization cost for the years ended December 31, 2021, 2022 and 2023 respectively. In addition, it includes 250,971 million Won, 388,895 million Won and 462,394 million Won for lease depreciation cost for the years ended December 31, 2021, 2022 and 2023, respectively.

(4)	Share-based payment
Details of performance condition share-based payment granted to executives as of December 31, 2022 and 2023 are as follows.

1)	Performance condition share-based payment

Subject to		Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		2024-01-01
Fair value (*1)		12,885 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.25%
Expected maturity date		—
Number of shares remaining	As of December 31, 2022	944,343 shares
	As of December 31, 2023	944,343 shares
Number of shares granted (*2)	As of December 31, 2022	944,343 shares
	As of December 31, 2023	944,343 shares

Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		2025-01-01
Fair value (*1)		12,105 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.25%
Expected maturity date		1 year
Number of shares remaining	As of December 31, 2022	1,105,515 shares
	As of December 31, 2023	1,105,515 shares
Number of shares granted (*2)	As of December 31, 2022	1,105,515 shares
	As of December 31, 2023	1,105,515 shares

Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		2026-01-01
Fair value (*1)		11,371 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.25%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2022	968,119 shares
	As of December 31, 2023	968,119 shares
Number of shares granted (*2)	As of December 31, 2022	968,119 shares
	As of December 31, 2023	968,119 shares

Subject to		Shares granted for the year 2023
Type of payment		Cash-settled
Vesting period		January 1, 2023 ~ December 31, 2026
Date of payment		2027-01-01
Fair value (*1)		10,683 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.25%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2022	—
	As of December 31, 2023	924,077 shares
Number of shares granted (*2)	As of December 31, 2022	—
	As of December 31, 2023	924,077 shares

(*1)
As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.

(*2)
It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set
performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing
loan ratio, and job performance.

2)
The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring
every closing period. As of December 31, 2022 and 2023, the carrying amount of the liabilities related to the performance condition share-based payments recognized by the Group amounts to 41,334 million Won and 46,741 million Won, respectively, including the carrying amount of liabilities related to key management of 17,494 million Won and 19,924 million Won, respectively.